Oct. 21, 2024

Supplement Dated October 21, 2024

To The Prospectus Dated April 29, 2024, as amended October 21, 2024

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

All changes are effective immediately.

JNL Multi-Manager Emerging Markets Equity Fund
In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL Multi-Manager Emerging Markets Equity Fund, please delete the fourth paragraph in the entirety and replace with the following:

The Fund generally invests in securities of companies located in different regions and in at least three different countries. The Fund may concentrate, or invest a significant portion of its assets, in the securities of companies in one or a few countries or regions.

JNL/BlackRock Global Natural Resources Fund
In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/BlackRock Global Natural Resources Fund, please delete the second paragraph in the entirety and replace with the following:

Generally, a company has substantial natural resource assets when at least 50% of the non-current assets, capitalization, gross revenues or operating profits of the company in the most recent or current fiscal year are involved in or result from (directly or indirectly through subsidiaries), oil, gas, exploring, mining, extracting, refining, processing, transporting, fabricating, dealing in or owning natural resource assets. Examples of natural resource assets include precious metals (e.g., gold, silver and platinum), ferrous and nonferrous metals (e.g., iron, aluminum and copper), strategic metals (e.g., uranium and titanium), water, hydrocarbons (e.g., coal, oil and natural gas), timber land, underdeveloped real property and agricultural products (e.g., fertilizers and agricultural chemicals). The Fund normally invests in a portfolio consisting of companies in a variety of natural resource related sectors, such as energy, chemicals, oil, gas, paper, mining, steel or agricultural products. Under certain circumstances, however, the Fund will concentrate its investments in one or more of these sectors.

JNL/Mellon Consumer Staples Sector Fund
In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Mellon Consumer Staples Sector Fund, please delete the second paragraph in the entirety and replace with the following:

The consumer staples sector currently consists of companies representing food and staples retailing, food, beverage, and tobacco companies, and household and personal products companies. The Fund will concentrate in certain industries in the consumer staples sector to the extent such industries are represented in the Index. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Index. Indexing may offer a cost-effective investment approach to gaining sector exposure over the long term. Indexing may eliminate the chance that the Fund will outperform the Index, but also may reduce some of the risk of active management, such as poor security selection.

JNL/Mellon Industrials Sector Fund
In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Mellon Industrials Sector Fund, please delete the second paragraph in the entirety and replace with the following:

The Fund will concentrate in certain industries in the industrials sector to the extent such industries are represented in the Index. The Index measures the performance of the industrials sector of the U.S. equity market. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Index. Indexing may offer a cost-effective investment approach to gaining sector exposure over the long term. Indexing may eliminate the chance that the Fund will outperform the Index, but also may reduce some of the risk of active management, such as poor security selection.

JNL/Mellon Materials Sector Fund
In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Mellon Materials Sector Fund, please delete the second paragraph in the entirety and replace with the following:

The Fund will concentrate in certain industries in the materials sector to the extent such industries are represented in the Index. The Index measures the performance of the materials sector of the U.S. equity market. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Index. Indexing may offer a cost-effective investment approach to gaining sector exposure over the long term. Indexing may eliminate the chance that the Fund will outperform the Index, but also may reduce some of the risk of active management, such as poor security selection.

JNL/Mellon Real Estate Sector Fund
In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Mellon Real Estate Sector Fund, please delete the second paragraph in the entirety and replace with the following:

The Fund will concentrate in certain industries in the real estate sector to the extent such industries are represented in the Index. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Index. Indexing may offer a cost-effective investment approach to gaining sector exposure over the long term. Indexing may eliminate the chance that the Fund will outperform the Index, but also may reduce some of the risk of active management, such as poor security selection.

JNL/Mellon Utilities Sector Fund
In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Mellon Utilities Sector Fund, please delete the second paragraph in the entirety and replace with the following:

The Fund will concentrate in certain industries in the utilities sector to the extent such industries are represented in the Index. The Index measures the performance of the utilities sector of the U.S. equity market. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Index. Indexing may offer a cost-effective investment approach to gaining sector exposure over the long term. Indexing may eliminate the chance that the Fund will outperform the Index, but also may reduce some of the risk of active management, such as poor security selection.

JNL/Morningstar PitchBook Listed Private Equity Index Fund
In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Morningstar PitchBook Listed Private Equity Index Fund, please delete the second paragraph in the entirety and replace with the following:

The Fund will concentrate its investments in the capital markets industry to the extent that the Index is designed to track is also so concentrated. As such, the Fund’s investments may be concentrated in the private equity/venture capital industry.

JNL/Morningstar SMID Moat Focus Index Fund
In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Morningstar SMID Moat Focus Index Fund, please delete the seventh paragraph in the entirety and replace with the following:

The Fund will concentrate its investments in an industry or group of industries to the extent the Index that the Fund is designed to track is also concentrated. As of December 31, 2023, the consumer discretionary sector represented a significant portion of the Index.

JNL/Morningstar U.S. Sustainability Index Fund
In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Morningstar U.S. Sustainability Index Fund, please delete the first paragraph in the entirety and replace with the following:

Principal Investment Strategies. The Fund, under normal circumstances, seeks to invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in securities included in the Morningstar US Sustainability Index (the “Index”), including depositary receipts representing securities of the Index. The Fund seeks to track the investment results of the Index, which is designed to provide broad U.S. equity market exposure with lower ESG risk. The Index includes large- and mid-capitalization companies and employs a best-in-class stock selection process to reduce exposure to companies with high ESG risk relative to their sector peers, targeting coverage of 50% of the Morningstar US Large-Mid Cap Index (the “parent index”) by float-adjusted market capitalization. Sector constraints are applied to preserve market-like exposure. The Fund’s investments will be concentrated in certain industries to the extent such industries are represented in the Index.

JNL/Morningstar Wide Moat Index Fund
In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Morningstar Wide Moat Index Fund, please delete the last paragraph in the entirety and replace with the following:
The Fund will concentrate its investments in an industry or group of industries to the extent the Index that the Fund is designed to track is also concentrated.